Supplemental Balance Sheet Information - Components of Certain Balance Sheet Accounts (Details) - USD ($) $ in Millions	Jul. 01, 2017	Jul. 02, 2016
Property and equipment
Land and building	$ 13.7	$ 168.5
Machinery and equipment	34.4	34.5
Furniture and fixtures	640.0	653.2
Leasehold improvements	729.7	898.7
Construction in progress	71.7	26.4
Less: accumulated depreciation	(798.1)	(861.8)
Total property and equipment, net	691.4	919.5
Accrued liabilities
Payroll and employee benefits	152.7	180.5
Accrued rent	45.5	45.2
Dividends payable	95.1	93.9
Operating expenses	265.9	305.4
Total accrued liabilities	559.2	625.0
Other liabilities
Deferred lease obligation	204.2	172.9
Gross unrecognized tax benefit	94.1	138.6
Deferred tax liabilities	63.3	57.3
Other	134.8	153.1
Total other liabilities	$ 496.4	$ 521.9